SCHEDULE OF EFFECTIVE INCOME TAX RATE BASED ON INCOME (LOSS) BEFORE INCOME TAX EXPENSE (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Tax Jurisdiction of Domicile [Extensible Enumeration]		SINGAPORE	SINGAPORE
Income tax expense at statutory tax rate		$ 1,327,782	$ 2,100,068
Income tax expense at statutory tax rate, percentage		17.00%	17.00%
Effect of differences between statutory tax rates and foreign effective tax rates	[1]	$ 335,664	$ 7,223
Effect of differences between statutory tax rates and foreign effective tax rates, percentage	[1]	4.00%	0.00%
Income not subject to taxes		$ (16,542)	$ (273,615)
Income not subject to taxes, percentage		0.00%	(2.00%)
Expenses not subject to tax deduction		$ 21,809	$ 2,150
Expenses not subject to tax deduction, percentage		0.00%	0.00%
Utilization of Previously Unrecognized Tax Losses		$ (1,936)
Utilization of Previously Unrecognized Tax Losses, percentage		0.00%
Net operating losses		$ 98,477	$ 468,263
Net operating losses, percentage		1.00%	4.00%
Other tax adjustments		$ (22,307)	$ 25,183
Other tax adjustments, percentage		0.00%	0.00%
Income tax expense		$ 1,742,947	$ 2,329,272
Income tax expense and effective income tax rate, percentage		22.00%	19.00%

[1]	Certain operations were conducted out of Singapore. The effect represents the foreign income tax rate differential when compared to Singapore statutory income tax rate for the six months ended June 30, 2025 and 2026.